Shareholder Fees {- Fidelity Mid Cap Value K6 Fund}	Apr. 01, 2021 USD ($)
01.31 Fidelity Mid Cap Value K6 Fund PRO-07 | Fidelity Mid Cap Value K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none